Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Parent Company [Member]
Depreciation and Amortization	$ 142,319	$ 114,788	$ 109,007
Net income available to common stockholders /unitholders and noncontrolling interests	42,714	39,314	60,190
Other comprehensive income:
Unrealized gain on derivative instruments, net	3,825	8,630	26,841
Amortization of deferred interest costs	7,027	7,114	3,588
Equity in other comprehensive income/(loss) of unconsolidated partnerships	53	71	(503)
Deferred settlement payments on interest rate swaps, net	(21)	(519)	(2,571)
Reclassification of unrealized loss on equity securities	5,132	0	0
Reclassification on sale of equity securities	70	(537)	0
Unrealized loss on equity securities	(5,131)	(74)	537
Total other comprehensive income	10,955	14,685	27,892
Comprehensive income	53,669	53,999	88,082
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	(760)	(857)	(2,417)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	52,909	53,142	85,665
BIOMED REALTY, L.P. [Member]
Depreciation and Amortization	142,319	114,788	109,007
Net income available to common stockholders /unitholders and noncontrolling interests	42,714	39,314	60,190
Other comprehensive income:
Unrealized gain on derivative instruments, net	3,825	8,630	26,841
Amortization of deferred interest costs	7,027	7,114	3,588
Equity in other comprehensive income/(loss) of unconsolidated partnerships	53	71	(503)
Deferred settlement payments on interest rate swaps, net	(21)	(519)	(2,571)
Reclassification of unrealized loss on equity securities	5,132	0	0
Reclassification on sale of equity securities	70	(537)	0
Unrealized loss on equity securities	(5,131)	(74)	537
Total other comprehensive income	10,955	14,685	27,892
Comprehensive income	$ 53,669	$ 53,999	$ 88,082